Accounts Receivable, net (Details) - Schedule of Allowance for Doubtful Accounts	12 Months Ended
	Nov. 30, 2023 HKD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 HKD ($)
Schedule Of Allowance For Doubtful Accounts Abstract
Balance at the beginning of year
Addition/(Reversals)	2,154,945	275,939
Balance at the end of year	$ 2,154,945	$ 275,939